FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, May 1, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     8535 107830.000SH      SOLE                93820.000         14010.000
AT&T                           COM              00206R102    10135 264630.000SH      SOLE               233307.000         31323.000
AllianceBernstein Holding LP   COM              01881G106      230 3630.000 SH       SOLE                 2180.000          1450.000
Allstate Corp.                 COM              020002101     3027 62980.000SH       SOLE                57480.000          5500.000
American International Group   COM              026874107     5082 117500.000SH      SOLE               103150.000         14350.000
Anadarko Petroleum Corp        COM              032511107     9234 146499.000SH      SOLE               131044.000         15455.000
Apache Corp.                   COM              037411105      243 2015.000 SH       SOLE                 1290.000           725.000
Atmel Corp.                    COM              049513104     1096 314825.000SH      SOLE               289625.000         25200.000
BP PLC-Spons ADR               COM              055622104      354 5830.576 SH       SOLE                 5034.576           796.000
Bank of New York Mellon Corp.  COM              064058100     7565 181279.000SH      SOLE               162001.000         19278.000
Bard, C.R.                     COM              067383109      345 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     4987 114775.000SH      SOLE               108675.000          6100.000
Berkshire Hathaway Cl B        COM              084670207      505  113.000 SH       SOLE                   45.000            68.000
Best Buy Company Inc           COM              086516101     7028 169505.000SH      SOLE               150215.000         19290.000
Caterpillar Inc.               COM              149123101     7809 99750.158SH       SOLE                88865.158         10885.000
Cisco Systems Inc              COM              17275R102     3351 139100.000SH      SOLE               119300.000         19800.000
Citigroup, Inc.                COM              172967101     4173 194826.000SH      SOLE               176981.000         17845.000
Clorox Company                 COM              189054109     4693 82860.000SH       SOLE                70750.000         12110.000
Coca-Cola Company              COM              191216100     7702 126526.000SH      SOLE               104191.000         22335.000
Coca-Cola Enterprises          COM              191219104     2673 110470.000SH      SOLE               101770.000          8700.000
Colgate Palmolive              COM              194162103      579 7428.000 SH       SOLE                 5428.000          2000.000
Comerica Inc                   COM              200340107      463 13208.000SH       SOLE                 7150.000          6058.000
Conagra Foods Inc.             COM              205887102     9095 379755.000SH      SOLE               337770.000         41985.000
Devon Energy Corporation       COM              25179M103      221 2121.898 SH       SOLE                 2121.898
EMC Corp.                      COM              268648102     2850 198760.000SH      SOLE               171460.000         27300.000
Emerson Electric Company       COM              291011104      228 4425.000 SH       SOLE                 4150.000           275.000
Exxon Mobil Corporation        COM              30231G102     2567 30350.000SH       SOLE                18388.000         11962.000
FedEx Corporation              COM              31428X106     9284 100185.000SH      SOLE                89145.000         11040.000
General Electric               COM              369604103    11109 300150.973SH      SOLE               259510.973         40640.000
General Mills                  COM              370334104     8466 141380.000SH      SOLE               123645.000         17735.000
Grainger W.W.                  COM              384802104      306 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     9897 216747.378SH      SOLE               192463.378         24284.000
Honeywell International, Inc.  COM              438516106      203 3600.389 SH       SOLE                 3600.389
IBM                            COM              459200101     4769 41415.743SH       SOLE                34945.743          6470.000
Intel Corp                     COM              458140100      296 13960.000SH       SOLE                10360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     3890 90577.000SH       SOLE                75757.000         14820.000
Johnson & Johnson              COM              478160104     8652 133374.598SH      SOLE               120684.598         12690.000
Kohl's Corp.                   COM              500255104     5332 124310.000SH      SOLE               109365.000         14945.000
Marsh & McLennan               COM              571748102     5672 232940.000SH      SOLE               209240.000         23700.000
McDonalds Corp                 COM              580135101      808 14490.000SH       SOLE                 9690.000          4800.000
Medtronic Inc                  COM              585055106     3568 73775.000SH       SOLE                64350.000          9425.000
Merck & Company                COM              589331107      284 7475.000 SH       SOLE                  675.000          6800.000
Micron Technology, Inc.        COM              595112103     1452 243230.000SH      SOLE               220555.000         22675.000
Nabors Industries Ltd          COM              G6359F103     6897 204235.000SH      SOLE               186515.000         17720.000
Newmont Mining Corp.           COM              651639106     3940 86965.000SH       SOLE                69965.000         17000.000
Noble Corp                     COM              G65422100     1715 34530.000SH       SOLE                31310.000          3220.000
Oracle Corp.                   COM              68389X105     8466 432803.000SH      SOLE               384853.000         47950.000
Parker Hannifin Corp.          COM              701094104     5903 85212.500SH       SOLE                75489.500          9723.000
PepsiCo                        COM              713448108      381 5276.886 SH       SOLE                 4876.886           400.000
Pfizer                         COM              717081103      439 20975.000SH       SOLE                 2975.000         18000.000
Proctor & Gamble               COM              742718109      229 3274.000 SH       SOLE                 3274.000
Royal Dutch Shell PLC - Class  COM              780259206      656 9515.000 SH       SOLE                 1115.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     7433 110319.993SH      SOLE                96176.993         14143.000
Schering Plough                COM              806605101      171 11901.000SH       SOLE                 7601.000          4300.000
Seagate Technology             COM              G7945J104     5189 247785.000SH      SOLE               220635.000         27150.000
Staples, Inc.                  COM              855030102     7669 346840.000SH      SOLE               305945.000         40895.000
Stryker Corp                   COM              863667101     5232 80436.449SH       SOLE                70681.449          9755.000
Symantec Corp                  COM              871503108     8192 492900.000SH      SOLE               441310.000         51590.000
Time Warner Inc.               COM              887317105     4472 318995.000SH      SOLE               290045.000         28950.000
Transocean, Inc.               COM              G90073100     6300 46594.471SH       SOLE                40309.471          6285.000
U.S. Bancorp                   COM              902973304     3687 113937.000SH      SOLE               104497.000          9440.000
Verizon Communications         COM              92343V104     9316 255579.770SH      SOLE               223785.770         31794.000
WalMart Stores                 COM              931142103     9176 174192.000SH      SOLE               154087.000         20105.000
Williams Cos. Inc.             COM              969457100     8089 245270.000SH      SOLE               215025.000         30245.000
Wyeth                          COM              983024100     6864 164372.000SH      SOLE               140932.000         23440.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $289,174